Bank Loans - Summary of Group's Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Secured Debt [Abstract]
Secured short-term bank loans	¥ 567,802	$ 82,324	¥ 260,980
Secured long-term bank loans	7,803,723	1,131,433	5,216,005
Bank loan	¥ 8,371,525	$ 1,213,757	¥ 5,476,985